Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Annual Principal Payments Under Term Loans and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2023 and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Due within one year	$212,382	$123,024
Due in two years	80,840	292,616
Due in three years	250,432	107,216
Due in four years	65,032	67,539
Due in five years	28,909	93,931
Due in more than five years*	124,452	126,171
Total secured term loans facilities and revolving credit facilities	762,047	810,497
Less: current portion	101,558	123,024
Secured term loan facilities and revolving credit facilities, non-current portion*	$660,489	$687,473

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (See "Note 8. Variable Interest Entities to our consolidated financial statements")

Schedule of Secured Term Loan Facilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2023, and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$101,558	$123,024
Less: current portion of deferred financing costs	(2,549)	(2,697)
Current portion of secured term loan facilities, net of deferred financing costs	99,009	120,327
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	612,349	646,131
Amount due to related parties*	48,140	41,342
Less: non-current portion of deferred financing costs	(4,011)	(4,156)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$656,478	$683,317

*
Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.

The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2023, and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Senior Unsecured Bonds
Total 2020 Bonds	$100,000	$100,000
Less Treasury bonds	—	(9,000)
Less deferred financing costs	(1,057)	(664)
Total Bonds, net of deferred financing costs	$98,943	$90,336